UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Glade Brook Capital Partners LLC
Address: 100 West Putnam Avenue
         Greenwich, CT  06830

13F File Number:  028-14806

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paul Barron
Title:     Chief Financial Officer
Phone:     203-861-3011

Signature, Place, and Date of Signing:

 /s/ Paul Barron     Greenwich, CT     November 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    23

Form 13F Information Table Value Total:    $367,541 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CBS CORP NEW                   CL B             124857202     8461   232903 SH       SOLE                   232903        0        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102    13883   198557 SH       SOLE                   198557        0        0
DISNEY WALT CO                 COM DISNEY       254687106     8431   161272 SH       SOLE                   161272        0        0
DOLLAR GEN CORP NEW            COM              256677105    20908   405675 SH       SOLE                   405675        0        0
EBAY INC                       COM              278642103    17127   353782 SH       SOLE                   353782        0        0
EQUINIX INC                    COM NEW          29444U502     8949    43433 SH       SOLE                    43433        0        0
EXPEDIA INC DEL                COM NEW          30212P303     8454   146164 SH       SOLE                   146164        0        0
INGERSOLL-RAND PLC             SHS              G47791101     8697   194049 SH       SOLE                   194049        0        0
LAS VEGAS SANDS CORP           COM              517834107    13436   289754 SH       SOLE                   289754        0        0
LENNAR CORP                    CL A             526057104    10470   301112 SH       SOLE                   301112        0        0
LIBERTY MEDIA CORPORATION      LIB CAP COM A    530322106    47877   459603 SH       SOLE                   459603        0        0
MELCO CROWN ENTMT LTD          ADR              585464100     7350   545220 SH       SOLE                   545220        0        0
MICHAEL KORS HLDGS LTD         SHS              G60754101     4265    80201 SH       SOLE                    80201        0        0
NEWS CORP                      CL A             65248E104    29291  1194079 SH       SOLE                  1194079        0        0
NII HLDGS INC                  CL B NEW         62913F201     6476   825000 SH  CALL SOLE                   825000        0        0
SBA COMMUNICATIONS CORP        COM              78388J106    39134   622169 SH       SOLE                   622169        0        0
SINA CORP                      ORD              G81477104     4295    66400 SH       SOLE                    66400        0        0
SIRIUS XM RADIO INC            COM              82967N108    17183  6608698 SH       SOLE                  6608698        0        0
SPDR SERIES TRUST              S&P HOMEBUILD    78464A888    30092  1212400 SH  CALL SOLE                  1212400        0        0
TIME WARNER INC                COM NEW          887317303    25222   556415 SH       SOLE                   556415        0        0
WHOLE FOODS MKT INC            COM              966837106    12661   129990 SH       SOLE                   129990        0        0
WYNN RESORTS LTD               COM              983134107    13408   116150 SH       SOLE                   116150        0        0
ZILLOW INC                     CL A             98954A107    11471   271951 SH       SOLE                   271951        0        0